Leases - Summary of detailed information about undiscounted lease payments to be received after the reporting date (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	£ 88
Finance leases	71
Undiscounted lease payments receivable	159	£ 173	£ 213
Unearned finance income	(5)
Net investment in finance lease receivable	66
Less than one year [Member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	12
Finance leases	23
Undiscounted lease payments receivable	35	31	31
One to two years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	12
Finance leases	23
Undiscounted lease payments receivable	35	33	33
Two to three years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	12
Finance leases	17
Undiscounted lease payments receivable	29	33	34
Three to four years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	12
Finance leases	6
Undiscounted lease payments receivable	18	26	34
Four to five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	12
Finance leases	2
Undiscounted lease payments receivable	14	14	27
More than five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	28
Finance leases	0
Undiscounted lease payments receivable	£ 28	£ 36	£ 54